Shareholders' Equity (Details)						1 Months Ended	12 Months Ended
	Aug. 30, 2024 USD ($)	Aug. 08, 2024 USD ($) $ / shares shares	Nov. 22, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) $ / shares shares	Apr. 01, 2021 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Jul. 03, 2024 shares	Aug. 30, 2023 shares	Feb. 22, 2023 ₪ / shares	Nov. 28, 2013 shares
Shareholders' Equity [Line Items]
Ordinary shares, Par value (in New Shekels per share) | $ / shares
Ordinary share vote right							one
Warrants purchased ordinary shares		60,000,000	589,091,100
Exercise price, per share (in Dollars per share) | $ / shares			$ 0.0183
Additional paid in capital (in Dollars) | $				$ 973,000
Exercise price per share (in Dollars per share) | $ / shares						$ 0.067
Warrant price per share (in Dollars per share) | $ / shares						$ 0.018
Ordinary shares issued							2,983,181,793	1,359,837,393
Exercise price (in Dollars per share) | $ / shares		$ 0.00729
General and administrative expenses (in Dollars) | $							$ 3,047,000	$ 2,955,000	$ 3,143,000
Shares authorized							10,000,000,000	5,000,000,000
Issuance expenses (in Dollars) | $							$ 512,000	$ 973,000
Aggregate offering price (in Dollars) | $	$ 9,000
Net proceeds (in Dollars) | $							$ 2,223,000
Granted excess years											10 years
Shares granted							50,000,000
Weighted average remaining contractual life							7 years 1 month 6 days	5 years 10 months 17 days	6 years 11 months 15 days
Weighted average grant fair value (in Dollars per share) | $ / shares							$ 0.02	$ 0.01	$ 0.02
Compensation costs not yet recognized (in Dollars) | $							$ 123,000
Weighted average remaining contractual terms							3 years 9 months 18 days
Share based compensation for services (in Dollars) | $							$ 112,000
Series A Warrant [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares				109,091,100
Exercise price, per share (in Dollars per share) | $ / shares				$ 0.02
Series B Warrant [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares				109,091,100			409,091,100
Exercise price, per share (in Dollars per share) | $ / shares				$ 0.018
Abeyance [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued								454,091,100
Unregistered warrants [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares							1,178,182,200
Exercise price, per share (in Dollars per share) | $ / shares							$ 0.00583
Warrant [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares		857,142,900
Exercise price, per share (in Dollars per share) | $ / shares		$ 0.00583
Total consideration (in Dollars) | $		$ 5,000,000
Issuance expenses (in Dollars) | $		$ 512,000
New warrants [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares		1,714,285,800
Exercise price, per share (in Dollars per share) | $ / shares		$ 0.0075
Minimum [Member]
Shareholders' Equity [Line Items]
Purchase price, per share (in Dollars per share) | $ / shares			0.02
Shares authorized										5,000,000,000
Minimum [Member] | Series B Warrant [Member]
Shareholders' Equity [Line Items]
Exercise price, per share (in Dollars per share) | $ / shares							0.0183
Maximum [Member]
Shareholders' Equity [Line Items]
Purchase price, per share (in Dollars per share) | $ / shares			$ 0.005
Shares authorized										10,000,000,000
Maximum [Member] | Series B Warrant [Member]
Shareholders' Equity [Line Items]
Exercise price, per share (in Dollars per share) | $ / shares							$ 0.00583
Investors [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued								135,000,000
RD Purchase Agreement [Member] | Series A Warrant [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares				300,000,000
RD Purchase Agreement [Member] | Series B Warrant [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares				300,000,000
Board of Directors [Member] | 2013 Plan [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued											100,000,000
Ordinary shares reserved for issuance													85,000,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, Par value (in New Shekels per share) | ₪ / shares												₪ 0.25
Ordinary Shares [Member] | RD Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Shares issued				90,000,000
Purchase price, per share (in Dollars per share) | $ / shares				$ 0.018
Ordinary Shares [Member] | PIPE Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Purchase price, per share (in Dollars per share) | $ / shares				$ 0.018
Warrants purchased ordinary shares				109,091,100
Pre-funded Warrants [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares								319,091,100
Issuance costs (in Dollars) | $				$ 6,526,000
Aggregate shares						180,000,000
Pre-funded Warrants [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Purchase price, per share (in Dollars per share) | $ / shares				$ 0.018
Warrants purchased ordinary shares				210,000,000
Placement Agent Warrants [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares							41,236,500
Additional paid in capital (in Dollars) | $							$ 386,000
Ordinary shares issued for service					15,000,000
General and administrative expenses (in Dollars) | $							$ 112,000
Placement Agent Warrants [Member] | Series A Warrant [Member]
Shareholders' Equity [Line Items]
Warrants purchased ordinary shares				28,636,500
Exercise price, per share (in Dollars per share) | $ / shares				$ 0.022
Placement Agent Warrants [Member] | ADS [Member]
Shareholders' Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 0.006
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Shares issued							297,110,400
Total consideration (in Dollars) | $			$ 3,004,000